SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Mar. 23, 2026	Jan. 27, 2026	Jan. 02, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Liabilities
Goodwill (Note 8)				$ 2,900,729
PJ Marine Singapore Pte Ltd [Member]
Assets
Cash and cash equivalents			$ 521,927
Accounts receivable, net			576,370
Prepaid expenses and other current assets, net			250
Total assets acquired			1,098,547
Liabilities
Accounts payables			20,227
Accruals and other current liabilities			529,072
Dividend payable			426,092
Income tax payable			44,841
Total liabilities assumed			1,020,232
Net tangible assets acquired			78,315
Net tangible assets acquired			78,315
Customer relationship intangible assets (Note 9)			737,757
Deferred tax liabilities (Note 11)			(125,419)
Total identifiable net assets acquired			690,653
Goodwill (Note 8)			1,068,379
Total consideration transferred			1,759,032
Less: Net assets acquired			$ (690,653)
Peijun Marine Consultant Co Ltd [Member]
Assets
Cash and cash equivalents		$ 357,512
Accounts receivable, net		118,604
Total assets acquired		476,116
Liabilities
Accounts payables		128,851
Accruals and other current liabilities		109,280
Dividend payable		237,895
Total liabilities assumed		476,026
Net tangible assets acquired		90
Net tangible assets acquired		90
Customer relationship intangible assets (Note 9)		412,655
Deferred tax liabilities (Note 11)		(68,088)
Total identifiable net assets acquired		344,657
Total consideration transferred		461,111
Total consideration transferred		307,407
Less: Net assets acquired		(344,657)
Total consideration transferred		$ 423,861
PJ Marine Shanghai Co Ltd [Member]
Assets
Cash and cash equivalents	$ 154,852
Accounts receivable, net	162,533
Prepaid expenses and other current assets, net	20,265
Total assets acquired	337,650
Liabilities
Accounts payables	10,220
Dividend payable	168
Total liabilities assumed	10,388
Net tangible assets acquired	327,262
Net tangible assets acquired	327,262
Customer relationship intangible assets (Note 9)	154,912
Deferred tax liabilities (Note 11)	(38,728)
Total identifiable net assets acquired	443,446
Total consideration transferred	1,111,161
Total consideration transferred	740,774
Less: Net assets acquired	(443,446)
Total consideration transferred	$ 1,408,489